Provisions - additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	$ 4,969
Increase in provisions recognized in the income statement	2,561
Release of provisions recognized in the income statement	(952)
Provisions used in conformity with designated purpose	(3,416)
Reclassifications	295
Foreign currency translation and other movements	328
Balance at the end of the year	3,785
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	3,602
Increase in provisions recognized in the income statement	934
Release of provisions recognized in the income statement	(555)
Provisions used in conformity with designated purpose	(2,259)
Reclassifications	295
Foreign currency translation and other movements	185
Balance at the end of the year	2,200
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	813
Increase in provisions recognized in the income statement	1,320
Release of provisions recognized in the income statement	(297)
Provisions used in conformity with designated purpose	(1,016)
Reclassifications	0
Foreign currency translation and other movements	71
Balance at the end of the year	891
Personnel-related restructuring provisions	493	$ 334
Real estate related onerous contracts restructuring provision	270	383
Provisions for onerous contracts related to technology	128	$ 96
Real estate
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	240
Increase in provisions recognized in the income statement	17
Release of provisions recognized in the income statement	(8)
Provisions used in conformity with designated purpose	(40)
Reclassifications	0
Foreign currency translation and other movements	36
Balance at the end of the year	245
Other
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	315
Increase in provisions recognized in the income statement	291
Release of provisions recognized in the income statement	(91)
Provisions used in conformity with designated purpose	(101)
Reclassifications	0
Foreign currency translation and other movements	35
Balance at the end of the year	$ 449